Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	¥ 2,494,121	¥ 2,256,488
Trade receivables	793,245	800,463
Receivables from financial services	1,951,633	1,840,699
Other financial assets	163,274	213,177
Inventories	1,586,787	1,523,455
Other current assets	358,234	291,006
Total current assets	7,347,294	6,925,288
Non-current assets:
Investments accounted for using the equity method	713,039	679,517
Receivables from financial services	3,453,617	3,117,364
Other financial assets	417,149	436,555
Intangible assets	744,368	741,514
Deferred tax assets	150,318	129,338
Other non-current assets	162,648	169,022
Total non-current assets	13,071,828	12,423,876
Total assets	20,419,122	19,349,164
Current liabilities:
Trade payables	1,184,882	1,224,627
Financing liabilities	3,188,782	2,917,261
Accrued expenses	476,300	404,719
Other financial liabilities	132,910	115,405
Income taxes payable	49,726	53,595
Provisions	348,763	305,994
Other current liabilities	599,761	602,498
Total current liabilities	5,981,124	5,624,099
Non-current liabilities:
Financing liabilities	4,142,338	3,881,749
Other financial liabilities	63,689	60,005
Retirement benefit liabilities	398,803	404,401
Provisions	220,745	220,625
Deferred tax liabilities	727,411	629,722
Other non-current liabilities	319,222	294,468
Total non-current liabilities	5,872,208	5,490,970
Total liabilities	11,853,332	11,115,069
Equity:
Common stock	86,067	86,067
Capital surplus	171,460	171,118
Treasury stock	(177,827)	(113,271)
Retained earnings	7,973,637	7,611,332
Other components of equity	214,383	178,292
Equity attributable to owners of the parent	8,267,720	7,933,538
Non-controlling interests	298,070	300,557
Total equity	8,565,790	8,234,095
Total liabilities and equity	20,419,122	19,349,164
Equipment on operating leases [member]
Non-current assets:
Property, plant and equipment	4,448,849	4,088,133
Property, plant and equipment [member]
Non-current assets:
Property, plant and equipment	¥ 2,981,840	¥ 3,062,433